other comprehensive income	12 Months Ended
Dec. 31, 2023
other comprehensive income
other comprehensive income

11other comprehensive income

									Item never		Item never
									reclassified		reclassified
	Items that may subsequently be reclassified to income								to income		to income
	Change in unrealized fair value of derivatives designated as cash flow hedges in current period (Note 4(i))
	Derivatives used to manage currency risk			Derivatives used to manage other market risks				Cumulative	Change in		Employee
		Prior period			Prior period			foreign	measurement	Accumulated	defined benefit
	Gains	(gains) losses		Gains	(gains) losses			currency	of investment	other	plan	Other
	(losses)	transferred to		(losses)	transferred to			translation	financial	comprehensive	re-measure-	comprehensive
(millions)	arising	net income	Total	arising	net income	Total	Total	adjustment	assets	income	ments	income
Balance as at January 1, 2022			$81			$(3)	$78	$25	$83	$186
Other comprehensive income (loss)
Amount arising	$208	$(360)	(152)	$—	$1	1	(151)	41	7	(103)	$177	$74
Income taxes	$12	$(63)	(51)	$—	$1	1	(50)	—	—	(50)	45	(5)
Net			(101)			—	(101)	41	7	(53)	$132	$79
Balance as at December 31, 2022			(20)			(3)	(23)	66	90	133
Other comprehensive income (loss)
Amount arising	$(261)	$84	(177)	$(3)	$4	1	(176)	(30)	(13)	(219)	$1	$(218)
Income taxes	$(53)	$14	(39)	$(1)	$1	—	(39)	—	(1)	(40)	—	(40)
Net			(138)			1	(137)	(30)	(12)	(179)	$1	$(178)
Balance as at December 31, 2023			$(158)			$(2)	$(160)	$36	$78	$(46)
Attributable to:
Common Shares										$(44)
Non-controlling interests										(2)
										$(46)